Film costs (Tables)	12 Months Ended
Mar. 31, 2012
Film Costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2011	2012
Motion picture productions:
Released	102,415	98,910
Completed and not released	14,260	10,800
In production and development	107,811	102,295
Television productions:
Released	40,581	44,461
In production and development	1,688	2,853
Broadcasting rights	24,544	27,830
Less: current portion of broadcasting rights included in inventories	(15,910)	(17,101)

Film costs	275,389	270,048